RELATED PARTY TRANSACTIONS (Main Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Cost related to game operation to Hetu	$ 0		$ 184		$ 0
Operating Lease Rent	4,449		2,522		1,336
Advertising revenue recognized from Showself	30		23		0
Hetu [Member]
Related Party Transaction [Line Items]
Cost related to game operation to Hetu		[1]	184	[1]		[1]
Xingyun [Member]
Related Party Transaction [Line Items]
Commission revenue and enterprise product revenue recognized from Wangnuo Xingyun	5,362	[2]	56	[2]		[2]
Showself [Member]
Related Party Transaction [Line Items]
Advertising revenue recognized from Showself	30	[3]	23	[3]		[3]
Hissage [Member]
Related Party Transaction [Line Items]
Operating Lease Rent	63
Inmotion Technologies Co, Ltd ("Inmotion") [Member]
Related Party Transaction [Line Items]
Advertising expense recognized from Inmotion	$ 163	[4]		[4]		[4]

[1]	In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly.
[2]	In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products.
[3]	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
[4]	In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion.